UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Extended Equity Market Index Fund	December 31, 2021
PEXMX	Investor Class

T. ROWE PRICE EQUITY MARKET INDEX FUNDS

HIGHLIGHTS

■	Each of the three Equity Market Index Funds produced positive returns in 2021 and closely tracked its benchmark. Large-cap shares outperformed.

■	Stocks in the financials sector were among the largest contributors to performance in each of the funds.

■	Using full replication and sampling strategies, we kept the composition and other attributes of the index funds similar to those of their benchmarks.

■	The trajectories of the coronavirus pandemic, the economy, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.

Log in to your account at troweprice.com for more information.

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Market Commentary

Dear Shareholder

Major stock and bond indexes produced mixed results during 2021 as strong corporate earnings growth and a recovering economy contended with worries about inflation, new coronavirus variants, and less accommodative central banks. Most developed market stock benchmarks finished the year with positive returns, although gains slowed in the second half of the year, while fixed income returns faced headwinds from rising interest rates.

Large-cap U.S. growth stocks delivered the strongest returns, but solid results were common in many developed markets. However, emerging markets stock benchmarks struggled amid a significant equity market downturn in China.

The large-cap S&P 500 Index returned almost 29%, marking its third straight year of positive returns. Robust results were widespread across the benchmark—according to Bloomberg data, 2021 marked the first year that all of the S&P 500 sectors recorded double-digit gains. The energy sector, which was the worst performer in 2020, was the leader in 2021 amid a sharp increase in oil prices, and real estate stocks also rebounded from a down year as strong demand led to rising rents. Financial and information technology stocks also produced excellent returns and outperformed the broad market.

In the fixed income market, rising Treasury yields weighed on performance, but below investment-grade corporate bonds delivered solid results as they benefited from improving fundamentals and investor demand for higheryielding securities. (Bond prices and yields move in opposite directions.)

A robust increase in corporate earnings growth appeared to be a significant performance driver during the year. According to FactSet, overall earnings for the S&P 500 rose 89% in the second quarter of 2021 versus the year before, the fastest pace since 2009, and while third-quarter earnings slowed, they continued to beat expectations at an impressive pace. Despite the significant rally in the S&P 500 during 2021, the index’s price/earnings ratio actually fell over that period as earnings rose faster than stock prices. Although economic growth showed signs of slowing at times, data remained generally positive through the end of the period. The unemployment rate, which started the year at 6.7%, fell to 3.9% by December, and job openings reached a record high.

However, optimism surrounding strong earnings and employment gains was tempered by inflation concerns. Prices surged as the release of pent-up demand and supply chain disruptions contributed to higher inflation around the globe. In the U.S., the 6.8% increase in the consumer price index for the 12-month period ended in November was the highest level since 1982, a factor that may have contributed to a decline in consumer sentiment late in the year.

Meanwhile, central banks began to move away from the extremely accommodative policies they instituted in response to the initial wave of the coronavirus. The Federal Reserve began trimming its purchases of Treasuries and agency mortgage-backed securities in November, and policymakers indicated that they could soon start raising short-term interest rates.

How markets respond to the normalization of monetary policy is an open question. While fading stimulus might pose some challenges for investors, I believe it could contribute to a return of price sensitivity in global markets, which bodes well for selective investors focused on fundamentals.

Elevated valuations, higher inflation, and the continuing struggle to control the pandemic also pose potential challenges for financial markets in 2022. However, on the positive side, household wealth gains, pent-up consumer demand, and a potential boom in capital expenditures could sustain growth even as monetary policy turns less supportive. In this environment, our investment teams will remain focused on using fundamental research to identify companies that can add value to your portfolio over the long term.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
President and CEO

Management's Discussion of Fund Performance

EQUITY INDEX 500 FUND

INVESTMENT OBJECTIVE

The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.

FUND COMMENTARY

How did the fund perform in the past 12 months?

Large-cap U.S. stocks rose as the economy strengthened and corporate profits were robust in 2021. Equities extended 2020’s brisk gains and lifted the S&P 500 Index to all-time highs on a regular basis through the end of the year. The Equity Index 500 Fund returned 28.50% versus 28.71% for its benchmark, the S&P 500. The fund’s performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the fund’s I Class and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund's performance?

All sectors in the S&P 500 produced positive returns in 2021. Within our portfolio, information technology (IT) stocks contributed the most in absolute terms and by a wide margin. Microsoft was not only the top-performing software company, but it was also the top contributor in the entire portfolio. Despite ongoing supply constraints amid a global semiconductor chip shortage, semiconductor and semiconductor equipment companies performed very well; NVIDIA and Broadcom were leading contributors in the segment. On the other hand, IT services companies involved in the processing of electronic payments struggled, especially PayPal Holdings. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The financials sector offered strong positive returns, especially banks, which benefited from the economic recovery, consumer credit resilience on the back of fiscal stimulus measures, and expectations for rising interest rates and greater loan growth. Money center banks JPMorgan Chase, Bank of America, and Wells Fargo were some of the largest performance contributors in the portfolio. Capital markets companies, which benefited from rising equity markets and increased trading activity, also helped portfolio results. Discount broker Charles Schwab and Wall Street firms Morgan Stanley and Goldman Sachs, which are diversifying into other financial businesses, were strong contributors. Berkshire Hathaway, a holding company that owns stakes in a number of companies, including several financial entities, also fared well. Consumer finance companies that offer credit cards trailed.

Health care stocks rose broadly. The providers and services industry was particularly strong, led by managed care giants UnitedHealth Group and CVS Health, which owns Aetna. Pharmaceutical companies also generated robust returns, such as Pfizer, which partnered with European company BioNTech to develop one of the first coronavirus vaccines. In the life sciences tools and services space, Thermo Fisher Scientific and Danaher performed well. Biotechnology stocks lagged other health care industries.

Consumer discretionary shares also enhanced the portfolio’s absolute returns. The automobiles segment was paced by Tesla, one of the top-performing companies in the portfolio. Specialty retailers Home Depot and Lowe’s were very strong, as both companies continued to benefit from a strong housing market and demand for home improvements. Stocks of hotel and restaurant operators generally appreciated, especially fast-food giant McDonald’s, but gaming companies and cruise operators underperformed.

The utilities sector, one of the smallest in the index and the portfolio, produced mild gains in percentage terms and contributed the least to performance in absolute terms. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds, and their performance was hindered by generally rising longer-term Treasury yields and, more recently, expectations for the Federal Reserve to raise short-term rates in 2022.

TOTAL EQUITY MARKET INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks to match the performance of the entire U.S. stock market.

FUND COMMENTARY

How did the fund perform in the past 12 months?

U.S. stocks rose in 2021, extending 2020’s brisk gains, as the economy strengthened and corporate profits were robust. The Total Equity Market Index Fund returned 25.41% versus 25.66% for its benchmark, the S&P Total Market Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. (Past performance cannot guarantee future results.)

What factors influenced the fund's performance?

All sectors of the U.S. stock market produced positive returns in 2021. Within our portfolio, information technology (IT) stocks contributed the most in absolute terms. Microsoft was not only the top-performing software company, but it was also the top contributor in the entire portfolio. Despite ongoing supply constraints amid a global semiconductor chip shortage, semiconductor and semiconductor equipment companies performed very well, especially NVIDIA. Other technology bellwethers, such as iPhone maker Apple and communications equipment giant Cisco Systems, were also significant contributors. On the other hand, IT services companies involved in the processing of electronic payments were among our largest detractors, especially PayPal Holdings, Global Payments, and Fidelity National Information Services. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The financials sector offered strong positive returns, especially banks, which benefited from the economic recovery, as well as expectations for rising interest rates and greater loan growth. Money center banks Bank of America, JPMorgan Chase, and Wells Fargo were among the largest contributors in the portfolio. Capital markets companies, which benefited from rising equity markets and increased trading activity, also helped results. Discount broker Charles Schwab and Wall Street firms Morgan Stanley and Goldman Sachs, which are diversifying into other financial businesses, were strong contributors. Asset management firms Blackstone, BlackRock, and KKR performed well, too. Among insurance companies, property and casualty insurers American International Group and Chubb were important absolute contributors to performance, driven by rising earnings. Thrifts and mortgage finance companies trailed with relatively mild gains.

Consumer discretionary shares generally contributed to fund performance. Specialty retailers Home Depot and Lowe’s were very strong, as both companies continued to benefit from a strong housing market and demand for home improvements. AutoZone and O’Reilly Automotive also did well. These companies, which sell automotive replacement parts and accessories to do-ityourself and commercial customers, enjoyed strong demand for parts in supply-constrained new and used car markets. The automobiles segment was paced by Tesla, one of the top-performing companies in the portfolio. Stocks of hotel and restaurant operators generally did well, especially fast-food giant McDonald’s, but gaming companies, such as DraftKings, and cruise operators, such as Carnival, underperformed. Makers of leisure products also lagged, with exercise equipment maker Peloton Interactive—which produced stellar returns in 2020—falling sharply in 2021 as the economy reopened and consumers resumed more normal activities outside of the home.

Health care stocks rose broadly. The providers and services industry paced the sector, led by managed care giants UnitedHealth Group, CVS Health (which owns Aetna), and Anthem. Pharmaceutical companies were mixed, though several made a strong contribution to fund performance, including coronavirus vaccine makers Pfizer and Johnson & Johnson, as well as Zoetis and Eli Lilly. In the life sciences tools and services space, Thermo Fisher Scientific and Danaher performed well. Biotechnology stocks were widely mixed, with coronavirus vaccine maker Moderna among the better performers, while ACADIA Pharmaceuticals fared poorly, as the FDA notified the company early in the year that it would be unable to complete the review process for its prospective Nuplazid treatment due to deficiencies in the approval filing.

Stocks of industrials and business services companies, many of which are cyclical and thus closely tied to the economy’s health, generally contributed to performance. Machinery stocks Deere and Caterpillar produced solid gains, while freight railroad Union Pacific and trucking company Old Dominion Freight Line led the road and rail industry. In the commercial services and supply segment, waste collection and disposal companies Waste Management and Republic Services performed well. These companies operate in a recession-resistant industry with predictable volumes, and their pricing power was advantageous in the midst of labor constraints and wage pressures. On the other hand, shares of automobile auction company IAA struggled amid weaker-than-expected earnings and higher-than-expected costs. Airline stocks underperformed, especially Southwest Airlines, as the pandemic and rising jet fuel costs weighed on the industry.

Communication services stocks were mixed. Top performers included Google’s parent company Alphabet, Facebook’s parent company Meta Platforms, and streaming entertainment provider Netflix. On the other hand, social media company Pinterest fared poorly. Shares of entertainment giant Walt Disney also struggled due in part to reduced Disney+ streaming service subscriber growth compared with 2020. Traditional telecom companies AT&T and Verizon Communications fared poorly, as did cable TV providers Comcast and Cable One.

The utilities sector, one of the smallest in the index and the portfolio, contributed the least to performance in absolute terms. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds, and their performance was hindered by generally rising longer-term Treasury yields and, more recently, expectations for the Federal Reserve to raise short-term rates in 2022. Nevertheless, NextEra Energy was a significant contributor in the portfolio. The company has a regulated utilities business and seems to have competitive advantages as a provider of renewable energy, especially wind and solar power.

EXTENDED EQUITY MARKET INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.

FUND COMMENTARY

How did the fund perform in the past 12 months?

Small- and mid-cap U.S. stocks rose but lagged large-cap shares in 2021, as the economy strengthened and corporate profits were robust. The Extended Equity Market Index Fund returned 12.31% versus 12.35% for its benchmark, the S&P Completion Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. (Past performance cannot guarantee future results.)

What factors influenced the fund's performance?

In the small- and mid-cap universe, stocks of financial services companies contributed the most in absolute terms. Among capital markets companies, asset manager Blackstone and private equity manager KKR were two of the largest contributors in the entire portfolio. Regional banks were also very strong, rallying in anticipation of higher interest rates that would increase the profitability of the loans that they make. Signature Bank, which we sold when it joined the S&P 500 near the end of the year, was a major contributor to fund performance; Western Alliance Bancorp and East West Bancorp also did very well. Insurance stocks generally rose, while consumer finance companies and thrifts and mortgage finance businesses made relatively mild contributions to performance. Providers of diversified financial services were laggards. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Industrials and business services companies rose broadly. Makers of building products were significant contributors, especially Builders FirstSource, a maker of assorted building products used in new home construction, as well as remodeling, repairs, and renovations. Shares climbed amid strong earnings stemming from housing market strength. Machinery stocks were mostly higher, including Watts Water Technologies, a supplier of valves and other plumbing products and solutions that manage and conserve the flow of fluids and energy into, through, and out of buildings. Another solid contributor was Herc Holdings, a large equipment rental company that was spun off by car rental company Hertz in 2016. The professional services industry was weighed down by CoStar Group, which focuses on the real estate market through its research-driven database and internet listings of properties. Shares underperformed due in part to a couple of failed acquisitions, as well as reduced guidance stemming from an expected increase in sales and marketing spending. Electrical equipment companies trailed. Generac Holdings, which makes power generation equipment, contributed to performance before we sold it when it was moved to the S&P 500 Index. However, various makers of equipment used to harness solar power declined significantly.

The real estate sector was a meaningful contributor to fund performance. Real estate investment trusts (REITs) tend to have above-average yields and are often regarded as bond market proxies in response to interest rate movements. Although longer-term interest rates rose in 2021, a number of our REITs performed well, as the reopening of the economy led to increased business and consumer activity at malls, shopping centers, hotels, apartments, and other facilities owned by REITs. Invitation Homes, Camden Property Trust, and Sun Communities (which owns manufactured housing communities and recreational vehicle parks and resorts) were major contributors not only in the sector but also in the entire portfolio. Real estate management and development companies were widely mixed. Shares of Jones Lang LaSalle climbed as earnings recovered with the commercial real estate market. In contrast, shares of Zillow Group, which generates revenue through the sale of advertising and marketing services to residential real estate professionals, plunged as the company decided to exit the business of buying and selling houses.

Information technology (IT) stocks in aggregate contributed to our results. The sector was driven by favorable performance of many semiconductor and semiconductor equipment companies despite continuing supply constraints and a global semiconductor chip shortage. Top contributors in the industry and the sector included Synaptics, a developer and supplier of custom-designed semiconductor solutions that make it easier for people to engage with connected devices and data; Entegris, a leading provider of semiconductor chemicals and materials, with dominant positions in attractive niches of the market; and ON Semiconductor, which focuses on industrial and automotive end markets. Electronic equipment, communications equipment, and IT services companies produced milder gains. Software stocks underperformed, with Zoom Video Communications among the largest detractors in the portfolio. Shares fell as the company faced challenging year-over-year earnings comparisons. Shares of DocuSign, which enables people to sign and send documents electronically, also fared poorly, as the company reported disappointing billings growth and issued weaker billings projections late in the year.

Health care stocks as a group detracted from fund performance. Biotechnology was one of the weakest industries in the entire portfolio, due in part to a lack of good product launches other than those related to the coronavirus. Many of our holdings declined in value, especially Exact Sciences, which makes a noninvasive test for colon cancer called Cologuard, and Sarepta Therapeutics. Moderna, however, which created one of the coronavirus vaccines and which joined the S&P 500 in July, was the largest contributor to fund performance for the whole year. Among health care technology companies, Teladoc Health, which provides telehealth services, fell sharply in 2021 following stellar gains in 2020. On the plus side, shares of Omnicell, which produces medication solutions for the inpatient hospital market, appreciated as earnings improved amid indications that hospitals are giving greater attention to their pharmacy operations and supply chains. Most of our pharmaceutical stocks declined in value. Life sciences tools and services companies, however, fared best. One of our larger contributors in the industry was Medpace Holdings, a contract research organization that focuses on helping small and mid-size biopharma clients pursue and receive regulatory approval for new drugs. Another was Repligen, a maker of biologic drugs through the use of bioprocessing technologies. Its main customers are biopharmaceutical drug developers and contract development and manufacturing organizations.

How are the Equity Market Index Funds positioned?

The Equity Market Index Funds, which tend to closely track their benchmarks, offer broad exposure to different sectors of the U.S. stock market, and each fund’s sector allocations are consistent with those of its benchmark. As such, changes in each portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the indexes rather than strategic shifts that are typical of an actively managed fund. Since the portfolios are designed to track their indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The funds’ expenses are generally low, which allows investors to retain more of their returns.

As a reminder, the Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap U.S. stocks, the entire U.S. stock market, or small- and mid-cap U.S. stocks. The portfolios could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

The Equity Index 500 Fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500. The fund seeks to maintain holdings of each stock in proportion to its weight in the index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy, which involves investing substantially all of their assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the S&P Total Market Index and S&P Completion Index, respectively. These two funds do not attempt to fully replicate their indexes by owning each of the stocks in them. All three index funds may occasionally invest in securities such as futures and exchange-traded funds so that they can accommodate cash flows and remain fully invested.

What is portfolio management's outlook?

Although the coronavirus pandemic is not yet over, the U.S. economy has recovered substantially from the brief but deep economic downturn in the first half of 2020. Most sectors of the economy have reopened to varying degrees, and many measures of the labor market have reached their best levels since the beginning of the pandemic. Corporate earnings growth has been very strong, and equity valuations in many cases are above their longer-term averages. Inflation is also elevated, due in part to supply chain disruptions and shortages in some industries, and central bank officials no longer refer to rising prices as a “transitory” development.

Late in 2021, the Federal Reserve announced its first step in reducing its accommodative policies—a tapering of its monthly asset purchases in November and December. In mid-December, the central bank announced that it would accelerate its tapering pace starting in January. As a result, the Fed should complete its asset purchases by the end of March, and short-term interest rate increases could commence shortly thereafter. Higher interest rates do not necessarily mean that the bull market or the economic recovery are about to end, though some equity sectors and some parts of the economy will fare better than others as borrowing costs increase.

The trajectories of the pandemic, the economy, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is not to determine which stocks or sectors may perform best in the period ahead. As always, our intention is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE EQUITY MARKET INDEX FUNDS

Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the funds invest may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments.

Funds that invest in small and medium-sized companies could be more volatile than funds that are exposed to only large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.

Because the funds are passively managed, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. As a result, the funds’ performance may lag the performance of actively managed funds. Funds that use a sampling strategy (and thus do not attempt to fully replicate their benchmark indexes) have a greater potential for their performance to deviate from that of their benchmarks.

BENCHMARK INFORMATION

Note: ©2022, S&P Global Market Intelligence. Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the Equity Index 500 Fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Year Ended 12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
NET ASSET VALUE					
Beginning of period	$ 37.12	$ 29.25	$ 23.98	$ 28.20	$ 25.27
Investment activities					
Net investment income[1][2]	0.27	0.24	0.32	0.34	0.28
Net realized and unrealized gain/ loss	4.17	8.74	6.30	(2.96)	4.24
Total from investment activities	4.44	8.98	6.62	(2.62)	4.52
Distributions					
Net investment income	(0.27)	(0.24)	(0.31)	(0.31)	(0.32)
Net realized gain	(5.11)	(0.87)	(1.04)	(1.29)	(1.27)
Total distributions	(5.38)	(1.11)	(1.35)	(1.60)	(1.59)
NET ASSET VALUE					
End of period	**$ 36.18**	**$ 37.12**	**$ 29.25**	**$ 23.98**	**$ 28.20**

Ratios/Supplemental Data					
Total return[2][3]	**12.31%**	**30.82%**	**27.70%**	**(9.66)%**	**17.96%**
Ratios to average net assets:[2]					
Gross expenses before waivers/ payments by Price Associates	0.30%	0.35%	0.35%	0.35%	0.35%
Net expenses after waivers/ payments by Price Associates	0.30%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.66%	0.83%	1.13%	1.17%	1.04%
Portfolio turnover rate	36.7%	35.9%	17.4%	20.9%	23.2%
Net assets, end of period (in thousands)	$1,281,380	$1,161,458	$938,905	$758,328	$861,425

[1] Per share amounts calculated using average shares outstanding method.
[2] See Note 7 for details of expense-related arrangements with Price Associates.
[3] Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

The accompanying notes are an integral part of these financial statements.

December 31, 2021

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 99.6%		
COMMUNICATION SERVICES 4.5%		
Diversified Telecommunication Services 0.5%		
AST SpaceMobile (1)(2)	29,600	235
Bandwidth, Class A (1)	3,400	244
Cogent Communications Holdings	7,300	534
EchoStar, Class A (1)	16,044	423
Frontier Communications Parent (1)	31,100	917
Globalstar (1)(2)	36,400	42
IDT, Class B (1)	6,942	307
Iridium Communications (1)	14,918	616
Liberty Global, Class A (1)	25,434	705
Liberty Global, Class C (1)	55,528	1,560
Liberty Latin America, Class A (1)	14,129	165
Liberty Latin America, Class C (1)	30,238	345
		6,093
Entertainment 1.1%		
AMC Entertainment Holdings, Class A (1)	79,800	2,171
Chicken Soup For The Soul Entertainment (1)	12,000	166
Cinemark Holdings (1)(2)	25,713	414
Liberty Media-Liberty Formula One, Class A (1)	1,500	89
Liberty Media-Liberty Formula One, Class C (1)	36,000	2,277
Lions Gate Entertainment, Class B (1)	32,500	500
Madison Square Garden Entertainment (1)	4,783	336
Madison Square Garden Sports (1)	2,521	438
Playtika Holding (1)	22,800	394
Roku (1)	20,254	4,622
Skillz (1)	17,300	129
Warner Music Group, Class A	21,000	907
World Wrestling Entertainment, Class A (2)	7,900	390
Zynga, Class A (1)	156,937	1,004
		13,837
Interactive Media & Services 1.6%		
Angi (1)	30,000	276
Bumble, Class A (1)	6,200	210
Cargurus (1)	16,300	548
Cars.com (1)	17,600	283
Eventbrite, Class A (1)	19,500	340
fuboTV (1)(2)	19,300	300
IAC/InterActiveCorp (1)	14,730	1,925
IZEA Worldwide (1)(2)	77,800	104
MediaAlpha, Class A (1)	11,300	175
Pinterest, Class A (1)	89,891	3,268

Snap, Class A (1)	168,642	7,931
TripAdvisor (1)	18,400	502
TrueCar (1)	79,000	269
Vimeo (1)	24,814	446
Yelp (1)	11,600	420
Ziff Davis (1)	6,200	687
ZoomInfo Technologies, Class A (1)	45,081	2,894
		20,578
Media 1.2%		
Altice USA, Class A (1)	18,900	306
Cable One	940	1,658
Cardlytics (1)	6,034	399
Clear Channel Outdoor Holdings (1)	107,800	357
EW Scripps, Class A	15,345	297
Gray Television	17,400	351
iHeartMedia, Class A (1)	6,700	141
John Wiley & Sons, Class A	7,370	422
Liberty Broadband, Class A (1)	3,275	527
Liberty Broadband, Class C (1)	25,539	4,114
Liberty Media-Liberty SiriusXM, Class A (1)	10,200	519
Liberty Media-Liberty SiriusXM, Class C (1)	23,117	1,175
Loyalty Ventures (1)	5,700	171
Magnite (1)	17,700	310
Media General, CVR (1)(3)	21,600	2
New York Times, Class A	27,800	1,343
Nexstar Media Group, Class A	6,097	920
PubMatic, Class A (1)	7,200	245
Scholastic	11,320	452
Sinclair Broadcast Group, Class A (2)	10,010	265
Sirius XM Holdings	134,087	851
TechTarget (1)	2,200	210
TEGNA	41,310	767
		15,802
Wireless Telecommunication Services 0.1%		
Gogo (1)	14,600	197
Shenandoah Telecommunications	5,400	138
Telephone & Data Systems	19,600	395
United States Cellular (1)	1,893	60
		790
Total Communication Services		57,100
CONSUMER DISCRETIONARY 12.0%		
Auto Components 1.0%		
Adient (1)	17,000	814

Autoliv	10,700	1,106
Dana	26,600	607
Dorman Products (1)	4,800	542
Fox Factory Holding (1)	7,200	1,225
Gentex	26,820	935
Gentherm (1)	7,200	626
Goodyear Tire & Rubber (1)	46,035	981
Horizon Global (1)	23,000	183
LCI Industries	3,900	608
Lear	8,400	1,537
Luminar Technologies (1)(2)	15,800	267
Motorcar Parts of America (1)	9,700	166
Patrick Industries	4,000	323
QuantumScape (1)	36,262	805
Standard Motor Products	6,850	359
Stoneridge (1)	12,600	249
Superior Industries International (1)	15,200	68
Tenneco, Class A (1)	17,150	194
Veoneer (1)	18,700	663
Visteon (1)	5,500	611
XL Fleet (1)(2)	71,200	236
		13,105
Automobiles 0.7%		
Canoo (1)(2)	35,900	277
Faraday Future Intelligent Electric (1)(2)	52,900	282
Fisker (1)	8,600	135
Harley-Davidson	25,200	950
Lucid Group (1)(2)	88,804	3,379
Rivian Automotive, Class A (1)	24,929	2,585
Thor Industries	9,600	996
Winnebago Industries	7,020	526
		9,130
Distributors 0.0%		
Funko, Class A (1)	6,800	128
		128
Diversified Consumer Services 0.8%		
2U (1)	11,700	235
Adtalem Global Education (1)	12,200	361
Bright Horizons Family Solutions (1)	11,589	1,459
Carriage Services	7,200	464
Chegg (1)	15,500	476
Coursera (1)	19,300	472
Frontdoor (1)	12,150	445
Graham Holdings, Class B	400	252

Grand Canyon Education (1)	7,200	617
H&R Block	30,800	726
Houghton Mifflin Harcourt (1)	18,000	290
Laureate Education, Class A	23,200	284
Service Corp International	26,631	1,890
Strategic Education	6,125	354
Stride (1)	8,200	273
Terminix Global Holdings (1)	22,200	1,004
WW International (1)	5,100	82
XpresSpa Group (1)(2)	60,100	121
		9,805
Hotels, Restaurants & Leisure 2.7%		
Airbnb, Class A (1)	51,100	8,508
Aramark	38,600	1,422
Bally's (1)	5,100	194
BJ's Restaurants (1)	6,133	212
Bloomin' Brands (1)	11,900	250
Boyd Gaming (1)	11,800	774
Brinker International (1)	9,979	365
Canterbury Park Holding (1)	24,581	424
Cheesecake Factory (1)	5,840	229
Choice Hotels International	5,600	874
Churchill Downs	6,200	1,494
Chuy's Holdings (1)	5,000	151
Cracker Barrel Old Country Store	1,500	193
Dave & Buster's Entertainment (1)	6,800	261
Denny's (1)	23,700	379
Dine Brands Global	4,600	349
DraftKings, Class A (1)(2)	57,900	1,591
Everi Holdings (1)	20,600	440
Golden Nugget Online Gaming (1)	18,600	185
Hilton Grand Vacations (1)	14,910	777
Hyatt Hotels, Class A (1)	5,600	537
Jack in the Box	4,600	402
Marriott Vacations Worldwide	7,779	1,315
Papa John's International	6,040	806
Planet Fitness, Class A (1)	14,026	1,270
Red Robin Gourmet Burgers (1)	6,900	114
Red Rock Resorts, Class A	9,700	534
Rush Street Interactive (1)	13,300	219
Scientific Games (1)	15,430	1,031
SeaWorld Entertainment (1)	10,500	681
Shake Shack, Class A (1)	4,200	303
Six Flags Entertainment (1)	9,800	417
Texas Roadhouse	11,100	991

Travel + Leisure	16,600	917
Vail Resorts	7,400	2,426
Wendy's	33,140	790
Wingstop	5,400	933
Wyndham Hotels & Resorts	14,800	1,327
		34,085
Household Durables 1.1%		
Cavco Industries (1)	2,100	667
Flexsteel Industries	2,900	78
GoPro, Class A (1)	29,400	303
Helen of Troy (1)	4,300	1,051
Hovnanian Enterprises, Class A (1)	2,084	265
Installed Building Products	4,100	573
iRobot (1)	4,900	323
KB Home	15,000	671
La-Z-Boy	9,950	361
Leggett & Platt	12,070	497
LGI Homes (1)	3,937	608
Lovesac (1)	3,400	225
M/I Homes (1)	5,670	353
MDC Holdings	4,962	277
Meritage Homes (1)	7,300	891
Skyline Champion (1)	8,500	672
Sonos (1)	12,700	379
Taylor Morrison Home (1)	17,000	594
Tempur Sealy International	30,700	1,444
Toll Brothers	19,520	1,413
TopBuild (1)	5,800	1,600
Tri Pointe Homes (1)	22,800	636
Tupperware Brands (1)	13,020	199
Universal Electronics (1)	6,200	253
Vuzix (1)	18,600	161
		14,494
Internet & Direct Marketing Retail 0.8%		
1-800-Flowers.com, Class A (1)	9,068	212
CarParts.com (1)	17,600	197
Chewy, Class A (1)(2)	6,941	409
DoorDash, Class A (1)	24,718	3,680
Groupon (1)(2)	10,600	245
Overstock.com (1)	8,100	478
PetMed Express (2)	14,200	359
Porch Group (1)	17,500	273
Poshmark, Class A (1)	13,600	232
Qurate Retail, Series A	61,400	467
RealReal (1)	19,000	221

Revolve Group (1)	5,700	319
Shutterstock	4,200	466
Stitch Fix, Class A (1)	4,200	79
Wayfair, Class A (1)(2)	12,900	2,451
		10,088
Leisure Products 0.6%		
Acushnet Holdings	5,075	269
Brunswick	12,700	1,279
Callaway Golf (1)	17,500	480
Genius Brands International (1)(2)	135,100	142
Hayward Holdings (1)	18,100	475
Malibu Boats, Class A (1)	4,300	296
Marine Products	8,600	107
Mattel (1)	62,139	1,340
Peloton Interactive, Class A (1)	46,850	1,675
Polaris	9,340	1,027
YETI Holdings (1)	13,500	1,118
		8,208
Multiline Retail 0.4%		
Big Lots	7,600	342
Dillard's, Class A	1,300	319
Franchise Group	5,600	292
Kohl's	27,100	1,338
Macy's	58,000	1,518
Nordstrom (1)(2)	4,800	109
Ollie's Bargain Outlet Holdings (1)	12,400	635
		4,553
Specialty Retail 2.5%		
Aaron's	10,567	261
Abercrombie & Fitch, Class A (1)	14,500	505
Academy Sports & Outdoors (1)	8,600	378
American Eagle Outfitters (2)	30,180	764
Asbury Automotive Group (1)	3,440	594
AutoNation (1)	7,300	853
Boot Barn Holdings (1)	5,300	652
Burlington Stores (1)	10,900	3,177
Caleres	10,230	232
Carvana (1)	14,165	3,283
Conn's (1)	10,100	238
Dick's Sporting Goods (2)	11,300	1,299
Express (1)(2)	62,000	191
Five Below (1)	9,400	1,945
Floor & Decor Holdings, Class A (1)	18,994	2,469
Foot Locker	16,503	720

GameStop, Class A (1)	8,801	1,306
Genesco (1)	5,100	327
Group 1 Automotive	3,300	644
Guess?	8,920	211
Hibbett	3,800	273
Leslie's (1)	27,700	655
Lithia Motors	4,800	1,425
Monro	7,100	414
Murphy USA	3,900	777
National Vision Holdings (1)	14,022	673
ODP (1)	9,957	391
Party City Holdco (1)	21,900	122
Penske Automotive Group	1,708	183
Petco Health & Wellness (1)(2)	22,800	451
Rent-A-Center	7,450	358
RH (1)	2,800	1,501
Sally Beauty Holdings (1)	22,800	421
Signet Jewelers	10,500	914
Sleep Number (1)	4,700	360
Sonic Automotive, Class A	6,120	303
Sportsman's Warehouse Holdings (1)	9,400	111
Urban Outfitters (1)	12,700	373
Victoria's Secret (1)	4,500	250
Vroom (1)(2)	7,200	78
Williams-Sonoma	13,200	2,233
		32,315
Textiles, Apparel & Luxury Goods 1.4%		
Capri Holdings (1)	28,198	1,830
Carter's	7,300	739
Columbia Sportswear	3,462	337
Crocs (1)	9,200	1,180
Deckers Outdoor (1)	4,400	1,612
Fossil Group (1)	13,900	143
G-III Apparel Group (1)	9,000	249
Hanesbrands	37,199	622
Kontoor Brands	8,300	425
Lululemon Athletica (1)	18,700	7,320
Movado Group	10,700	448
Oxford Industries	4,300	437
Skechers USA, Class A (1)	24,200	1,050
Steven Madden	15,650	727
Superior Group	2,800	61
Vera Bradley (1)	13,100	111

Wolverine World Wide	15,400	444
		17,735
Total Consumer Discretionary		153,646
CONSUMER STAPLES 2.8%		
Beverages 0.5%		
Boston Beer, Class A (1)	1,900	960
Celsius Holdings (1)	6,100	455
Coca-Cola Consolidated	1,100	681
Keurig Dr Pepper	107,400	3,959
National Beverage	3,996	181
Willamette Valley Vineyards (1)	10,850	94
		6,330
Food & Staples Retailing 0.6%		
Albertsons, Class A	8,800	266
Andersons	5,200	201
BJ's Wholesale Club Holdings (1)	25,400	1,701
Casey's General Stores	6,200	1,224
Chefs' Warehouse (1)	8,400	280
Grocery Outlet Holding (1)	6,132	173
Ingles Markets, Class A	4,100	354
Performance Food Group (1)	23,868	1,095
PriceSmart	3,450	252
Rite Aid (1)(2)	11,300	166
SpartanNash	14,100	363
Sprouts Farmers Market (1)	17,200	511
U.S. Foods Holding (1)	33,500	1,167
United Natural Foods (1)	9,900	486
		8,239
Food Products 1.1%		
B&G Foods	10,800	332
Beyond Meat (1)(2)	4,000	261
Bunge	20,002	1,867
Calavo Growers	9,700	411
Cal-Maine Foods	7,900	292
Darling Ingredients (1)	26,700	1,850
Farmer Bros. (1)	12,800	95
Flowers Foods	28,483	782
Fresh Del Monte Produce	5,900	163
Freshpet (1)	8,138	775
Hain Celestial Group (1)	9,900	422
Hostess Brands (1)	28,100	574
Ingredion	8,500	821
John B. Sanfilippo & Son	5,300	478

Lancaster Colony	3,465	574
Post Holdings (1)	10,185	1,148
Sanderson Farms	3,640	696
Seaboard	60	236
Simply Good Foods (1)	17,627	733
Tattooed Chef (1)(2)	12,800	199
TreeHouse Foods (1)	11,343	460
Utz Brands (2)	17,900	286
Vital Farms (1)	10,200	184
		13,639
Household Products 0.2%		
Central Garden & Pet, Class A (1)	7,900	378
Energizer Holdings	9,250	371
Spectrum Brands Holdings	6,111	622
WD-40	2,500	611
		1,982
Personal Products 0.3%		
Beauty Health (1)	6,100	147
Coty, Class A (1)	56,200	590
Edgewell Personal Care	8,050	368
Herbalife Nutrition (1)	15,900	651
Inter Parfums	5,000	535
LifeMD (1)(2)	18,900	73
Lifevantage (1)	25,900	164
Medifast	2,200	461
Nu Skin Enterprises, Class A	8,600	436
USANA Health Sciences (1)	1,700	172
Veru (1)	23,300	137
		3,734
Tobacco 0.1%		
22nd Century Group (1)(2)	63,100	195
Universal	10,640	584
Vector Group	22,482	258
		1,037
Total Consumer Staples		34,961
ENERGY 2.6%		
Energy Equipment & Services 0.5%		
Archrock	38,867	291
Cactus, Class A	11,000	419
ChampionX (1)	38,300	774
DMC Global (1)	6,300	249
Exterran (1)	29,500	88
Helmerich & Payne	19,400	460

Liberty Oilfield Services, Class A (1)	20,800	202
Mammoth Energy Services (1)	18,000	33
Nabors Industries (1)	2,900	235
Newpark Resources (1)	73,900	217
NOV	62,700	850
Oceaneering International (1)	28,300	320
Patterson-UTI Energy	76,200	644
Solaris Oilfield Infrastructure, Class A	24,200	158
TechnipFMC (1)	17,756	105
TETRA Technologies (1)	30,500	87
Transocean (1)(2)	146,200	403
Valaris (1)	7,100	256
Weatherford International (1)	7,600	211
		6,002
Oil, Gas & Consumable Fuels 2.1%		
Adams Resources & Energy	3,341	93
Aemetis (1)(2)	11,900	146
Antero Midstream	66,900	648
Antero Resources (1)	19,400	340
California Resources	11,200	478
Callon Petroleum (1)	7,000	331
Camber Energy (1)(2)	156,777	133
Centennial Resource Development, Class A (1)	40,400	242
Centrus Energy, Class A (1)	4,200	210
Cheniere Energy	37,800	3,834
Chesapeake Energy	10,600	684
Civitas Resources	8,300	406
CNX Resources (1)	35,300	485
Continental Resources	15,300	685
Crescent Energy, Class A (1)(2)	8,820	112
CVR Energy	18,100	304
Denbury (1)	10,200	781
Dorian LPG	16,200	206
DT Midstream	11,600	557
EQT (1)	53,300	1,162
Equitrans Midstream	74,700	772
Green Plains (1)	9,000	313
HollyFrontier	17,177	563
International Seaways	9,400	138
Kosmos Energy (1)	113,000	391
Magnolia Oil & Gas, Class A	38,600	728
Matador Resources	23,100	853
Murphy Oil	36,500	953
New Fortress Energy (2)	11,600	280
Ovintiv	47,800	1,611

PDC Energy	21,000	1,024
Peabody Energy (1)	19,200	193
Range Resources (1)	51,000	909
Renewable Energy Group (1)	6,100	259
REX American Resources (1)	2,350	226
Ring Energy (1)	19,100	44
SandRidge Energy (1)	26,400	276
SM Energy	22,900	675
Southwestern Energy (1)	133,500	622
Talos Energy (1)	25,200	247
Targa Resources	36,900	1,928
Tellurian (1)(2)	77,400	238
Texas Pacific Land	640	799
Uranium Energy (1)(2)	80,900	271
World Fuel Services	15,300	405
		26,555
Total Energy		32,557
FINANCIALS 14.2%		
Banks 4.9%		
1st Source	8,652	429
Ameris Bancorp	9,100	452
Arrow Financial	208	7
Associated Banc-Corp	28,827	651
Atlantic Capital Bancshares (1)	4,079	117
Atlantic Union Bankshares	17,629	657
Banc of California	13,700	269
BancFirst	5,039	356
Bancorp (1)	16,100	407
Bank of Hawaii	8,166	684
Bank OZK	19,400	903
BankUnited	16,018	678
Banner	8,971	544
Berkshire Hills Bancorp	16,400	466
BOK Financial	4,560	481
Brookline Bancorp	22,331	362
Cadence Bank	31,675	944
Cathay General Bancorp	7,556	325
CIT Group (1)	17,000	873
City Holding	7,050	577
Columbia Banking System	10,450	342
Commerce Bancshares	18,133	1,246
Community Bank System	9,628	717
ConnectOne Bancorp	13,883	454
Cullen/Frost Bankers	8,850	1,116

CVB Financial	26,706	572
Dime Community Bancshares	7,700	271
East West Bancorp	25,400	1,998
Eastern Bankshares	29,000	585
First Bancorp North Carolina	10,375	474
First BanCorp Puerto Rico	31,300	431
First Busey	16,391	445
First Citizens BancShares, Class A	1,070	888
First Commonwealth Financial	17,900	288
First Community Bankshares	12,000	401
First Financial	10,150	460
First Financial Bancorp	13,000	317
First Financial Bankshares	23,976	1,219
First Hawaiian	23,800	650
First Horizon	84,706	1,383
First Merchants	11,013	461
First Midwest Bancorp	23,658	484
First United	7,811	147
Flushing Financial	11,725	285
FNB	39,132	475
Fulton Financial	30,802	524
German American Bancorp	7,533	294
Glacier Bancorp	15,512	880
Great Western Bancorp	13,700	465
Hancock Whitney	12,400	620
Hilltop Holdings	12,398	436
Home BancShares	28,776	701
HomeStreet	7,115	370
Hope Bancorp	25,700	378
Independent Bank	11,567	943
Independent Bank Group	5,600	404
International Bancshares	8,002	339
Investors Bancorp	28,200	427
Live Oak Bancshares	6,400	559
Macatawa Bank	17,900	158
MVB Financial	3,000	125
National Bank Holdings, Class A	9,000	395
NBT Bancorp	11,093	427
Nicolet Bankshares (1)	3,400	292
Northrim BanCorp	4,825	210
OceanFirst Financial	16,200	360
OFG Bancorp	16,400	436
Old National Bancorp	26,630	483
Pacific Premier Bancorp	15,900	636
PacWest Bancorp	19,712	890
Park National	2,440	335

Peapack-Gladstone Financial	6,557	232
Peoples Bancorp	11,801	375
Pinnacle Financial Partners	14,749	1,409
Popular	15,130	1,241
Preferred Bank	5,259	378
Prosperity Bancshares	14,960	1,082
Renasant	10,652	404
S&T Bancorp	12,100	381
Sandy Spring Bancorp	11,930	574
Seacoast Banking	13,239	469
ServisFirst Bancshares	8,300	705
Silvergate Capital, Class A (1)	4,000	593
Simmons First National, Class A	15,510	459
Southside Bancshares	8,690	363
SouthState	12,148	973
Sterling Bancorp	36,995	954
Stock Yards Bancorp	7,181	459
Synovus Financial	26,057	1,247
Texas Capital Bancshares (1)	9,000	542
Tompkins Financial	4,517	378
Towne Bank	15,200	480
TriCo Bancshares	7,300	314
Trustmark	13,000	422
UMB Financial	7,312	776
Umpqua Holdings	34,002	654
United Bankshares	23,300	845
United Community Banks	17,396	625
Univest Financial	10,000	299
Valley National Bancorp	79,800	1,097
Veritex Holdings	9,000	358
Washington Trust Bancorp	4,500	254
Webster Financial	16,010	894
WesBanco	14,042	491
West BanCorp	9,100	283
Westamerica BanCorp	5,346	309
Western Alliance Bancorp	19,419	2,090
Wintrust Financial	5,400	490
		62,277
Capital Markets 3.8%		
Affiliated Managers Group	6,900	1,135
Apollo Global Management (1)	33,800	2,448
Ares Management, Class A	19,800	1,609
Artisan Partners Asset Management, Class A	9,800	467
BGC Partners, Class A	108,700	505
Blackstone Group	108,388	14,024

Blue Owl Capital	19,300	288
Carlyle Group	18,000	988
Cohen & Steers	3,200	296
Coinbase Global, Class A (1)	4,300	1,085
Cowen, Class A (2)	7,724	279
Donnelley Financial Solutions (1)	9,375	442
Evercore, Class A	6,300	856
Federated Hermes	15,700	590
Focus Financial Partners, Class A (1)	6,800	406
Hamilton Lane, Class A	5,200	539
Houlihan Lokey	7,715	799
Interactive Brokers Group, Class A	14,900	1,183
Janus Henderson Group	26,328	1,104
Jefferies Financial Group	30,847	1,197
KKR	91,437	6,812
Lazard, Class A	19,800	864
LPL Financial Holdings	12,300	1,969
Moelis, Class A	10,000	625
Morningstar	3,600	1,231
Open Lending, Class A (1)	7,900	178
Piper Sandler	2,950	527
PJT Partners, Class A	4,800	356
SEI Investments	17,156	1,046
StepStone Group, Class A	4,477	186
Stifel Financial	16,829	1,185
StoneX Group (1)	5,081	311
Tradeweb Markets, Class A	18,208	1,823
U.S. Global Investors, Class A	26,700	118
Virtu Financial, Class A	14,596	421
Virtus Investment Partners	1,832	544
		48,436
Consumer Finance 1.0%		
Ally Financial	48,225	2,296
Credit Acceptance (1)	1,500	1,031
Encore Capital Group (1)	7,900	491
Enova International (1)	9,839	403
EZCORP, Class A (1)	52,900	390
FirstCash Holdings	8,938	669
Green Dot, Class A (1)	9,800	355
LendingClub (1)	18,700	452
LendingTree (1)	4,525	555
Navient	20,000	424
Nelnet, Class A	3,322	324
OneMain Holdings	12,200	610
PRA Group (1)	11,350	570

PROG Holdings (1)	13,535	611
SLM	54,900	1,080
SoFi Technologies (1)(2)	94,894	1,500
Upstart Holdings (1)	7,400	1,120
		12,881
Diversified Financial Services 0.3%		
Cannae Holdings (1)	15,800	555
Equitable Holdings	67,762	2,222
FlexShopper (1)	27,700	65
Jackson Financial, Class A (2)	6,417	269
Voya Financial	20,300	1,346
		4,457
Insurance 2.7%		
Alleghany (1)	2,118	1,414
Ambac Financial Group (1)	21,500	345
American Equity Investment Life Holding	11,000	428
American Financial Group	11,010	1,512
American National Group	1,900	359
Arch Capital Group (1)	57,500	2,556
Argo Group International Holdings	8,722	507
Assured Guaranty	14,300	718
Athene Holding, Class A (1)	20,800	1,733
Axis Capital Holdings	15,073	821
Brighthouse Financial (1)	11,700	606
BRP Group, Class A (1)	12,000	433
CNA Financial	3,500	154
CNO Financial Group	18,700	446
eHealth (1)	7,918	202
Enstar Group (1)	2,600	644
Erie Indemnity, Class A	1,407	271
Fidelity National Financial	41,131	2,146
First American Financial	15,430	1,207
Genworth Financial, Class A (1)	95,600	387
GoHealth, Class A (1)	8,500	32
Goosehead Insurance, Class A	3,500	455
Hanover Insurance Group	7,520	986
Horace Mann Educators	7,210	279
James River Group Holdings	7,500	216
Kemper	11,150	656
Kinsale Capital Group	1,918	456
Lemonade (1)(2)	2,100	88
Markel (1)	2,059	2,541
MBIA (1)	35,300	557
Mercury General	4,000	212
National Western Life Group, Class A	1,210	260

Old Republic International	36,793	904
Oscar Health, Class A (1)	16,600	130
Palomar Holdings (1)	4,100	266
Primerica	7,200	1,104
ProAssurance	13,640	345
Reinsurance Group of America	11,520	1,261
RenaissanceRe Holdings	9,495	1,608
RLI	5,000	561
Root, Class A (1)	114,600	355
Safety Insurance Group	5,915	503
Selective Insurance Group	9,600	787
Selectquote (1)	24,300	220
State Auto Financial	5,370	278
Stewart Information Services	4,480	357
Trupanion (1)	3,400	449
United Fire Group	11,600	269
Unum Group	19,400	477
White Mountains Insurance Group	648	657
		34,158
Mortgage Real Estate Investment Trusts 0.8%		
ACRES Commercial Realty, REIT (1)	19,032	237
AGNC Investment, REIT	65,474	985
Annaly Capital Management, REIT	185,620	1,452
Apollo Commercial Real Estate Finance, REIT	24,600	324
Arbor Realty Trust, REIT	17,800	326
Ares Commercial Real Estate, REIT	22,800	332
Arlington Asset Investment, Class A, REIT (1)(2)	32,800	115
ARMOUR Residential REIT, REIT (2)	20,500	201
Blackstone Mortgage Trust, Class A, REIT	22,200	680
BrightSpire Capital, REIT	31,500	323
Cherry Hill Mortgage Investment, REIT (2)	17,862	148
Chimera Investment, REIT	29,800	449
Dynex Capital, REIT (2)	18,199	304
Hannon Armstrong Sustainable Infrastructure Capital, REIT	14,485	769
Invesco Mortgage Capital, REIT	63,600	177
Ladder Capital, REIT	27,500	330
MFA Financial, REIT	91,800	419
New Residential Investment, REIT	73,750	790
PennyMac Mortgage Investment Trust, REIT (2)	19,300	334
Ready Capital, REIT	13,636	213
Redwood Trust, REIT	22,600	298
Starwood Property Trust, REIT	40,300	979
TPG RE Finance Trust, REIT	19,600	241
Two Harbors Investment, REIT	52,800	305
		10,731

Thrifts & Mortgage Finance 0.7%

Axos Financial (1)	8,400	470
Capitol Federal Financial	20,644	234
Essent Group	14,300	651
Federal Agricultural Mortgage, Class C	1,700	211
Flagstar Bancorp	6,400	307
Kearny Financial	24,737	328
MGIC Investment	52,400	756
Mr Cooper Group (1)	8,885	370
New York Community Bancorp	65,737	803
NMI Holdings, Class A (1)	16,800	367
Northwest Bancshares	37,179	526
Ocwen Financial (1)	4,762	190
PennyMac Financial Services	4,965	346
Provident Financial Services	15,318	371
Radian Group	26,958	570
Rocket, Class A (2)	8,400	117
TrustCo Bank	14,550	485
UWM Holdings (2)	49,800	295
Walker & Dunlop	5,400	815
Washington Federal	16,068	536
Western New England Bancorp	16,100	141
WSFS Financial	8,550	428
		9,317
Total Financials		182,257

HEALTH CARE 13.2%

Biotechnology 5.4%

4D Molecular Therapeutics (1)(2)	8,800	193
Aadi Bioscience (1)(2)	6,779	164
ACADIA Pharmaceuticals (1)	29,900	698
Adagio Therapeutics (1)	5,800	42
Adamas Pharmaceuticals, CVR (1)(3)	26,000	—
Adamas Pharmaceuticals, CVR (1)(3)	26,000	—
Agenus (1)	79,000	254
Agios Pharmaceuticals (1)	10,700	352
Aldeyra Therapeutics (1)	25,700	103
Alector (1)	13,300	275
Alkermes (1)	27,600	642
Allakos (1)(2)	5,255	51
Allovir (1)(2)	14,000	181
Alnylam Pharmaceuticals (1)	19,400	3,290
Altimmune (1)(2)	12,300	113
Amicus Therapeutics (1)	41,500	479
Anavex Life Sciences (1)(2)	13,100	227

Annovis Bio (1)	6,300	111
Apellis Pharmaceuticals (1)	13,200	624
Arcturus Therapeutics Holdings (1)(2)	5,700	211
Arcus Biosciences (1)	10,000	405
Arena Pharmaceuticals (1)	6,900	641
Arrowhead Pharmaceuticals (1)	16,000	1,061
Atara Biotherapeutics (1)	7,700	121
Avid Bioservices (1)	12,400	362
Beam Therapeutics (1)	7,800	622
BioCryst Pharmaceuticals (1)(2)	39,300	544
Biohaven Pharmaceutical Holding (1)	10,029	1,382
BioMarin Pharmaceutical (1)	30,790	2,720
Blueprint Medicines (1)	10,000	1,071
Bridgebio Pharma (1)(2)	14,905	249
C4 Therapeutics (1)	6,400	206
Calyxt (1)(2)	28,100	60
CareDx (1)	9,600	437
Celldex Therapeutics (1)	7,300	282
CEL-SCI (1)	7,000	50
Cerevel Therapeutics Holdings (1)	8,900	289
ChemoCentryx (1)	8,200	299
Clovis Oncology (1)(2)	80,550	218
Coherus Biosciences (1)	16,400	262
Cortexyme (1)(2)	12,500	158
Cullinan Oncology (1)(2)	8,900	137
Curis (1)	28,100	134
Cytokinetics (1)	14,700	670
Denali Therapeutics (1)	12,200	544
Dynavax Technologies (1)	15,400	217
Editas Medicine (1)	5,300	141
Emergent BioSolutions (1)	7,800	339
Enanta Pharmaceuticals (1)	4,500	337
Exact Sciences (1)	25,632	1,995
Exelixis (1)	58,090	1,062
Fate Therapeutics (1)	12,200	714
Forma Therapeutics Holdings (1)	13,700	195
G1 Therapeutics (1)(2)	35,900	367
Generation Bio (1)	20,600	146
Ginkgo Bioworks Holdings (1)	140,333	1,166
Global Blood Therapeutics (1)	22,900	670
Gritstone bio (1)	17,300	222
Halozyme Therapeutics (1)	24,200	973
Heat Biologics (1)	32,570	99
Horizon Therapeutics (1)	36,500	3,933
IGM Biosciences (1)	2,000	59
Inovio Pharmaceuticals (1)	28,600	143

Insmed (1)	25,421	692
Intellia Therapeutics (1)	12,800	1,513
Intercept Pharmaceuticals (1)(2)	17,174	280
Invitae (1)(2)	13,100	200
Ionis Pharmaceuticals (1)	34,180	1,040
Iovance Biotherapeutics (1)	28,688	548
Ironwood Pharmaceuticals (1)	17,120	200
IVERIC bio (1)	22,100	370
KalVista Pharmaceuticals (1)	10,300	136
Karuna Therapeutics (1)	6,300	825
Karyopharm Therapeutics (1)(2)	6,900	44
Keros Therapeutics (1)(2)	5,500	322
Kodiak Sciences (1)	6,400	543
Kronos Bio (1)(2)	19,600	266
Krystal Biotech (1)	4,200	294
Kymera Therapeutics (1)	7,300	463
Lexicon Pharmaceuticals (1)	39,142	154
Ligand Pharmaceuticals (1)	2,586	399
Lineage Cell Therapeutics (1)	50,200	123
Madrigal Pharmaceuticals (1)	4,700	398
MannKind (1)(2)	50,000	218
MediciNova (1)	22,400	60
Mirati Therapeutics (1)	8,927	1,309
Morphic Holding (1)	5,900	280
Myovant Sciences (1)(2)	10,900	170
Myriad Genetics (1)	14,280	394
Natera (1)	14,100	1,317
Neurocrine Biosciences (1)	16,200	1,380
Novavax (1)(2)	11,450	1,638
Nurix Therapeutics (1)	11,800	342
Ocugen (1)(2)	54,000	246
Olema Pharmaceuticals (1)	18,300	171
OPKO Health (1)	96,486	464
Ovid therapeutics (1)	27,500	88
PMV Pharmaceuticals (1)	12,100	280
Praxis Precision Medicines (1)	17,000	335
Precigen (1)	45,600	169
Protagonist Therapeutics (1)	7,700	263
Prothena (1)	10,618	525
PTC Therapeutics (1)	17,000	677
Qualigen Therapeutics (1)(2)	128,900	138
RAPT Therapeutics (1)	7,200	264
Recursion Pharmaceuticals, Class A (1)	9,900	170
REGENXBIO (1)	11,800	386
Relay Therapeutics (1)	8,100	249
Replimune Group (1)	6,700	182

Rigel Pharmaceuticals (1)	43,200	114
Rocket Pharmaceuticals (1)	11,599	253
Sage Therapeutics (1)	3,600	153
Sana Biotechnology (1)(2)	16,100	249
Sangamo Therapeutics (1)	41,640	312
Sarepta Therapeutics (1)	15,016	1,352
Scholar Rock Holding (1)	8,900	221
Seagen (1)	20,930	3,236
SELLAS Life Sciences Group (1)(2)	17,100	95
Shattuck Labs (1)	19,300	164
Sorrento Therapeutics (1)(2)	62,487	291
SpringWorks Therapeutics (1)	3,000	186
Syros Pharmaceuticals (1)	75,500	246
TCR2 Therapeutics (1)	34,200	159
TG Therapeutics (1)	22,700	431
Travere Therapeutics (1)	10,200	317
Turning Point Therapeutics (1)	15,900	758
Twist Bioscience (1)	5,400	418
Ultragenyx Pharmaceutical (1)	13,100	1,102
United Therapeutics (1)	7,100	1,534
Vaxart (1)	29,200	183
VBI Vaccines (1)(2)	67,200	157
Veracyte (1)	6,800	280
Vericel (1)(2)	9,300	365
Verve Therapeutics (1)(2)	4,900	181
Vir Biotechnology (1)	13,500	565
VistaGen Therapeutics (1)	71,400	139
Voyager Therapeutics (1)(2)	69,400	188
Xencor (1)	19,200	770
XOMA (1)	6,534	136
Zentalis Pharmaceuticals (1)	6,000	504
		69,296
Health Care Equipment & Supplies 2.4%		
AngioDynamics (1)	12,000	331
Asensus Surgical (1)(2)	139,400	155
AtriCure (1)	9,700	674
Avanos Medical (1)	9,042	314
Axonics (1)	6,400	358
BioLife Solutions (1)	5,300	198
BioSig Technologies (1)(2)	30,200	67
Butterfly Network (1)(2)	38,800	260
Cardiovascular Systems (1)	12,100	227
Cerus (1)	39,200	267
ClearPoint Neuro (1)(2)	8,400	94
CONMED	5,150	730

CryoLife (1)	7,550	154
CryoPort (1)	8,000	473
Envista Holdings (1)	28,200	1,271
Figs, Class A (1)	1,800	50
Glaukos (1)	8,600	382
Globus Medical, Class A (1)	11,300	816
Haemonetics (1)	5,500	292
Heska (1)	2,200	401
ICU Medical (1)	3,700	878
Inari Medical (1)	5,200	475
Inogen (1)	5,700	194
Insulet (1)	10,600	2,820
Integer Holdings (1)	5,350	458
Integra LifeSciences Holdings (1)	11,500	770
Invacare (1)	55,300	150
iRhythm Technologies (1)	9,000	1,059
Lantheus Holdings (1)	14,800	428
LivaNova (1)	8,400	734
Lucira Health (1)	17,400	150
Masimo (1)	8,500	2,489
Meridian Bioscience (1)	5,775	118
Merit Medical Systems (1)	6,806	424
Mesa Laboratories	900	295
Milestone Scientific (1)(2)	36,700	76
Neogen (1)	14,832	674
Nevro (1)	6,346	514
Novocure (1)	12,200	916
NuVasive (1)	8,000	420
OraSure Technologies (1)	21,175	184
Ortho Clinical Diagnostics Holdings (1)	15,586	333
Outset Medical (1)	9,200	424
Penumbra (1)	6,300	1,810
Pulmonx (1)(2)	10,100	324
Pulse Biosciences (1)(2)	10,500	156
Quidel (1)	7,200	972
ReShape Lifesciences (1)	69,700	114
Rockwell Medical (1)(2)	192,090	79
SeaSpine Holdings (1)	11,897	162
Senseonics Holdings (1)(2)	96,400	257
Shockwave Medical (1)	6,100	1,088
Silk Road Medical (1)	10,000	426
STAAR Surgical (1)	8,100	740
Tactile Systems Technology (1)	4,750	90
Tandem Diabetes Care (1)	10,400	1,565
		30,280

Health Care Providers & Services 2.0%

1Life Healthcare (1)	6,400	113
Acadia Healthcare (1)	16,900	1,026
Accolade (1)	12,100	319
AdaptHealth (1)	4,300	105
Amedisys (1)	7,700	1,247
AMN Healthcare Services (1)	8,005	979
Apollo Medical Holdings (1)	4,700	345
Apria (1)	3,000	98
Aveanna Healthcare Holdings (1)	23,100	171
Brookdale Senior Living (1)	44,400	229
Cano Health (1)(2)	32,700	291
Castle Biosciences (1)	6,800	292
Chemed	2,700	1,428
Clover Health Investments (1)	39,527	147
Community Health Systems (1)	24,600	327
CorVel (1)	2,250	468
Covetrus (1)	27,201	543
Encompass Health	13,900	907
Ensign Group	8,800	739
Five Star Senior Living (1)	17,400	51
Guardant Health (1)	17,500	1,750
HealthEquity (1)	12,400	549
Hims & Hers Health (1)(2)	39,100	256
LHC Group (1)	5,800	796
Magellan Health (1)	2,100	200
MEDNAX (1)	19,500	531
ModivCare (1)	2,500	371
Molina Healthcare (1)	10,600	3,372
National HealthCare	4,700	319
National Research	5,800	241
Oak Street Health (1)(2)	21,100	699
Option Care Health (1)	16,500	469
Owens & Minor	12,800	557
Patterson	11,719	344
Pennant Group (1)	9,950	230
Premier, Class A	14,800	609
Privia Health Group (1)	14,700	380
Progyny (1)	7,700	388
R1 RCM (1)	5,600	143
RadNet (1)	10,200	307
Select Medical Holdings	21,700	638
Signify Health, Class A (1)(2)	16,900	240
Surgery Partners (1)	4,800	256
Tenet Healthcare (1)	18,100	1,479

Tivity Health (1)	9,200	243
		25,192
Health Care Technology 1.1%		
CareCloud (1)(2)	23,700	150
Certara (1)	12,500	355
Change Healthcare (1)	24,465	523
Doximity, Class A (1)	8,000	401
Evolent Health, Class A (1)	12,700	351
GoodRx Holdings, Class A (1)(2)	7,500	245
Health Catalyst (1)	7,300	289
HealthStream (1)	5,000	132
Inspire Medical Systems (1)	5,200	1,196
Multiplan (1)	73,200	324
NextGen Healthcare (1)	16,000	285
Omnicell (1)	6,620	1,195
Phreesia (1)	8,700	363
Schrodinger (1)	2,500	87
Sharecare (1)	33,200	149
Teladoc Health (1)	27,412	2,517
Veeva Systems, Class A (1)	21,400	5,467
Vocera Communications (1)	6,200	402
		14,431
Life Sciences Tools & Services 1.3%		
10X Genomics, Class A (1)	14,300	2,130
23andMe Holding, Class A (1)	20,600	137
Adaptive Biotechnologies (1)	25,700	721
Avantor (1)	91,973	3,876
Bruker	18,650	1,565
Codexis (1)	13,500	422
Inotiv (1)(2)	5,100	215
Maravai LifeSciences Holdings, Class A (1)	18,700	784
Medpace Holdings (1)	4,800	1,045
NanoString Technologies (1)	2,900	122
NeoGenomics (1)	20,900	713
Pacific Biosciences of California (1)	36,700	751
Personalis (1)	16,700	238
Quantum-Si (1)(2)	30,000	236
Repligen (1)	8,400	2,225
Seer (1)(2)	10,400	237
Sotera Health (1)	1,600	38
Syneos Health (1)	17,300	1,776
		17,231
Pharmaceuticals 1.0%		
Aclaris Therapeutics (1)	17,600	256

Aerpio Pharmaceuticals (1)(2)(3)	101,700	—
Antares Pharma (1)	34,300	122
Arvinas (1)	8,957	736
Atea Pharmaceuticals (1)	19,600	175
Cassava Sciences (1)(2)	6,900	302
Collegium Pharmaceutical (1)	14,800	276
Corcept Therapeutics (1)	5,800	115
Durect (1)	61,600	61
Elanco Animal Health (1)	79,738	2,263
Endo International (1)	39,900	150
Evolus (1)	34,200	223
Fulcrum Therapeutics (1)	11,200	198
Harmony Biosciences Holdings (1)	5,000	213
Harrow Health (1)	15,100	130
Innoviva (1)	20,200	348
Intra-Cellular Therapies (1)	14,600	764
Jazz Pharmaceuticals (1)	7,000	892
Lipocine (1)	90,600	90
Nektar Therapeutics (1)	8,560	116
NGM Biopharmaceuticals (1)	14,100	250
Nuvation Bio (1)(2)	18,100	154
Otonomy (1)	61,400	128
Pacira BioSciences (1)	7,100	427
Perrigo	24,703	961
Phibro Animal Health, Class A	9,600	196
Prestige Consumer Healthcare (1)	11,923	723
Reata Pharmaceuticals, Class A (1)	1,400	37
Revance Therapeutics (1)	21,600	352
Royalty Pharma, Class A	45,500	1,813
Supernus Pharmaceuticals (1)	12,900	376
TEVA Pharm, Rights, 2/20/23 (1)(2)(3)	81,200	—
TherapeuticsMD (1)(2)	502,500	179
Xeris Biopharma Holdings, CVR (1)(3)	36,100	—
		13,026
Total Health Care		169,456
INDUSTRIALS & BUSINESS SERVICES 13.9%		
Aerospace & Defense 0.9%		
Aerojet Rocketdyne Holdings	14,410	674
AeroVironment (1)	4,300	267
Astra Space (1)(2)	22,700	157
Axon Enterprise (1)	10,879	1,708
BWX Technologies	13,037	624
Curtiss-Wright	6,300	874
Ducommun (1)	2,900	136

HEICO	5,771	832
HEICO, Class A	12,625	1,623
Hexcel (1)	15,000	777
Kaman	14,561	628
Maxar Technologies	12,000	354
Mercury Systems (1)	7,300	402
Moog, Class A	5,630	456
National Presto Industries	2,100	172
Park Aerospace	7,400	98
Parsons (1)	5,500	185
Spirit AeroSystems Holdings, Class A	14,400	620
Triumph Group (1)	19,200	356
Vectrus (1)	6,644	304
Virgin Galactic Holdings (1)	18,500	248
		11,495
Air Freight & Logistics 0.2%		
Air Transport Services Group (1)	11,300	332
Forward Air	4,600	557
GXO Logistics (1)	18,100	1,644
Hub Group, Class A (1)	5,900	497
		3,030
Airlines 0.2%		
Allegiant Travel (1)	2,500	468
Frontier Group Holdings (1)	13,300	181
JetBlue Airways (1)	39,200	558
Joby Aviation (1)(2)	27,700	202
SkyWest (1)	11,330	445
Spirit Airlines (1)	18,500	404
Sun Country Airlines Holdings (1)	11,700	319
		2,577
Building Products 1.5%		
AAON	6,690	531
Advanced Drainage Systems	8,791	1,197
Alpha Pro Tech (1)	16,000	96
Apogee Enterprises	7,700	371
Armstrong Flooring (1)	22,600	45
Armstrong World Industries	8,300	964
AZEK (1)	6,700	310
Builders FirstSource (1)	30,418	2,607
Carlisle	6,320	1,568
Cornerstone Building Brands (1)	12,500	218
CSW Industrials	2,400	290
Gibraltar Industries (1)	6,800	453
Griffon	10,500	299

JELD-WEN Holding (1)	11,900	314
Lennox International	5,890	1,911
Masonite International (1)	3,900	460
Owens Corning	13,900	1,258
PGT Innovations (1)	19,800	445
Resideo Technologies (1)	22,644	589
Simpson Manufacturing	6,200	862
Trex (1)	19,100	2,579
UFP Industries	9,270	853
Zurn Water Solutions	18,600	677
		18,897
Commercial Services & Supplies 1.0%		
ABM Industries	11,150	455
ACCO Brands	21,900	181
ACV Auctions, Class A (1)	9,500	179
ADT (2)	25,000	210
Aurora Innovation (1)	28,397	320
Brady, Class A	11,200	604
Brink's	8,949	587
Casella Waste Systems, Class A (1)	7,375	630
Cimpress (1)	3,800	272
Clean Harbors (1)	7,600	758
CoreCivic (1)	36,996	369
Deluxe	6,700	215
Ennis	19,057	372
Harsco (1)	15,760	263
Healthcare Services Group	13,850	246
Herman Miller	15,006	588
HNI	5,580	235
IAA (1)	20,700	1,048
Interface	8,600	137
KAR Auction Services (1)	23,600	369
Kimball International, Class B	28,590	292
Matthews International, Class A	7,700	282
MSA Safety	5,800	876
Pitney Bowes	39,800	264
Quad/Graphics (1)	16,700	67
Steelcase, Class A	14,559	171
Stericycle (1)	17,600	1,050
Tetra Tech	7,350	1,248
UniFirst	1,727	363
Viad (1)	6,125	262
		12,913
Construction & Engineering 0.9%		
AECOM	22,522	1,742

Ameresco, Class A (1)	2,900	236
API Group (1)	23,900	616
Arcosa	9,352	493
Comfort Systems USA	8,206	812
Construction Partners, Class A (1)	6,100	179
Dycom Industries (1)	4,963	465
EMCOR Group	9,060	1,154
Fluor (1)	28,300	701
Granite Construction	12,325	477
MasTec (1)	9,750	900
Matrix Service (1)	30,400	229
MYR Group (1)	5,000	553
Primoris Services	11,600	278
Sterling Construction (1)	15,700	413
Valmont Industries	3,700	927
WillScot Mobile Mini Holdings (1)	34,037	1,390
		11,565
Electrical Equipment 1.5%		
Acuity Brands	6,000	1,270
American Superconductor (1)	24,000	261
Array Technologies (1)	15,400	242
Atkore (1)	8,900	990
AZZ	8,400	464
Blink Charging (1)(2)	3,600	95
Bloom Energy, Class A (1)	28,800	632
ChargePoint Holdings (1)(2)	15,900	303
Encore Wire	3,600	515
EnerSys	4,800	379
Enovix (1)	18,800	513
FTC Solar (1)	29,600	224
FuelCell Energy (1)(2)	33,800	176
GrafTech International	37,100	439
Hubbell	9,433	1,965
LSI Industries	15,525	106
nVent Electric	27,400	1,041
Orion Energy Systems (1)	21,300	77
Plug Power (1)(2)	80,600	2,275
Regal Rexnord	10,647	1,812
Romeo Power (1)(2)	81,800	299
Sensata Technologies Holding (1)	22,600	1,394
Shoals Technologies Group, Class A (1)	19,446	473
Stem (1)(2)	5,600	106
Sunrun (1)	28,305	971
Sunworks (1)(2)	34,100	105
Thermon Group Holdings (1)	23,300	394

Vertiv Holdings	43,100	1,076
Vicor (1)	3,300	419
		19,016
Machinery 2.8%		
AGCO	9,250	1,073
Alamo Group	2,700	397
Albany International, Class A	5,803	513
Allison Transmission Holdings	14,600	531
Altra Industrial Motion	11,000	567
Astec Industries	4,900	339
Barnes Group	6,200	289
Chart Industries (1)	6,600	1,053
Colfax (1)	21,300	979
Commercial Vehicle Group (1)	25,000	202
Crane	6,841	696
Desktop Metal, Class A (1)(2)	39,600	196
Donaldson	20,142	1,194
Douglas Dynamics	8,300	324
Enerpac Tool Group	11,000	223
EnPro Industries	5,050	556
ESCO Technologies	5,640	508
Evoqua Water Technologies (1)	18,400	860
Federal Signal	10,700	464
Flowserve	5,900	181
Franklin Electric	4,100	388
Graco	22,054	1,778
Greenbrier	6,800	312
Helios Technologies	6,000	631
Hillenbrand	15,100	785
Hurco	5,900	175
Hydrofarm Holdings Group (1)	9,100	257
Hyliion Holdings (1)	66,400	412
Hyster-Yale Materials Handling	1,000	41
ITT	10,800	1,104
John Bean Technologies	5,972	917
Kadant	1,000	230
Kennametal	15,900	571
Lincoln Electric Holdings	7,180	1,001
Meritor (1)	11,400	282
Microvast Holdings (1)(2)	32,600	185
Middleby (1)	9,393	1,848
Mueller Industries	7,400	439
Mueller Water Products, Class A	37,943	546
NN (1)	27,400	112
Nordson	7,620	1,945

Oshkosh	11,100	1,251
Park-Ohio Holdings	3,800	80
Proterra (1)	31,700	280
Proto Labs (1)	4,900	252
RBC Bearings (1)	5,000	1,010
Shyft Group	8,300	408
SPX (1)	8,705	520
SPX FLOW	6,305	545
Tennant	4,700	381
Terex	10,200	448
Timken	12,650	877
Titan International (1)	20,850	229
Toro	15,520	1,551
Trinity Industries	9,658	292
Wabash National	12,400	242
Watts Water Technologies, Class A	3,450	670
Welbilt (1)	28,500	677
Woodward	10,200	1,116
		35,933
Marine 0.1%		
Kirby (1)	11,300	671
Matson	7,350	662
		1,333
Professional Services 2.0%		
Alight, Class A (1)	22,900	247
ASGN (1)	7,650	944
Booz Allen Hamilton Holding	23,300	1,976
CACI International, Class A (1)	4,100	1,104
CBIZ (1)	11,750	460
Clarivate (1)	48,191	1,133
CoStar Group (1)	61,232	4,839
CRA International	3,250	303
Dun & Bradstreet Holdings (1)	7,500	154
Exponent	8,100	945
Forrester Research (1)	5,200	305
FTI Consulting (1)	5,495	843
Heidrick & Struggles International	6,558	287
Hill International (1)	33,200	65
Huron Consulting Group (1)	5,500	274
ICF International	3,900	400
Insperity	4,900	579
KBR	23,500	1,119
Kforce	4,856	365
Korn Ferry	11,600	878
ManpowerGroup	8,942	870

ManTech International, Class A	5,301	387
Mastech Digital (1)	11,282	193
Science Applications International	10,271	859
TransUnion	35,037	4,155
TriNet Group (1)	4,500	429
TrueBlue (1)	5,600	155
Upwork (1)	24,500	837
Willdan Group (1)	4,000	141
		25,246
Road & Rail 1.8%		
AMERCO	1,400	1,017
ArcBest	4,200	503
Avis Budget Group (1)	7,551	1,566
Covenant Logistics Group (1)	6,100	161
Heartland Express	5,823	98
Knight-Swift Transportation Holdings	25,192	1,535
Landstar System	5,600	1,002
Lyft, Class A (1)	35,300	1,508
Marten Transport	8,800	151
Ryder System	7,775	641
Saia (1)	4,400	1,483
TuSimple Holdings, Class A (1)	7,400	265
U.S. Xpress Enterprises, Class A (1)	27,700	163
Uber Technologies (1)	249,000	10,441
USA Truck (1)	17,400	346
Werner Enterprises	7,353	350
XPO Logistics (1)	15,300	1,185
Yellow (1)	16,088	203
		22,618
Trading Companies & Distributors 1.0%		
Air Lease	15,600	690
Applied Industrial Technologies	7,262	746
Beacon Roofing Supply (1)	6,100	350
BlueLinx Holdings (1)	3,000	287
Boise Cascade	8,100	577
GATX	5,450	568
GMS (1)	7,685	462
H&E Equipment Services	10,400	460
Herc Holdings	4,555	713
Lawson Products (1)	3,900	214
McGrath RentCorp	4,300	345
MRC Global (1)	25,600	176
MSC Industrial Direct, Class A	6,900	580
NOW (1)	32,600	278
Rush Enterprises, Class A	9,200	512

SiteOne Landscape Supply (1)	7,400	1,793
Titan Machinery (1)	4,100	138
Triton International	7,900	476
Univar Solutions (1)	28,100	797
Watsco	5,600	1,752
WESCO International (1)	6,158	810
Willis Lease Finance (1)	4,200	158
		12,882
Total Industrials & Business Services		177,505
INFORMATION TECHNOLOGY 23.3%		
Communications Equipment 0.6%		
CalAmp (1)	32,000	226
Calix (1)	9,800	784
Ciena (1)	24,700	1,901
CommScope Holding (1)	13,400	148
Comtech Telecommunications	11,660	276
Digi International (1)	12,660	311
Infinera (1)	37,300	358
KVH Industries (1)	7,000	64
Lumentum Holdings (1)	13,060	1,381
NETGEAR (1)	8,600	251
NetScout Systems (1)	9,400	311
Plantronics (1)	6,750	198
Ribbon Communications (1)	37,800	229
Ubiquiti	1,000	307
Viasat (1)	11,600	516
Viavi Solutions (1)	35,800	631
		7,892
Electronic Equipment, Instruments & Components 1.7%		
Advanced Energy Industries	5,750	524
Aeva Technologies (1)(2)	31,900	241
Arlo Technologies (1)	36,552	383
Arrow Electronics (1)	7,975	1,071
Avnet	11,150	460
Badger Meter	4,400	469
Belden	9,163	602
Benchmark Electronics	12,200	331
Cognex	28,500	2,216
Coherent (1)	4,300	1,146
CTS	11,450	420
ePlus (1)	8,800	474
Fabrinet (1)	6,600	782
FARO Technologies (1)	4,800	336
II-VI (1)(2)	15,262	1,043

Insight Enterprises (1)	5,150	549
Intellicheck (1)	19,500	90
Itron (1)	2,900	199
Jabil	17,100	1,203
Kimball Electronics (1)	19,817	431
Knowles (1)	20,700	483
Littelfuse	4,539	1,428
Luna Innovations (1)	14,000	118
Methode Electronics	7,250	357
MicroVision (1)	24,600	123
National Instruments	19,025	831
Novanta (1)	6,520	1,150
OSI Systems (1)	3,838	358
PC Connection	3,000	129
Plexus (1)	4,260	409
Powerfleet (1)	15,900	75
Rogers (1)	3,550	969
Sanmina (1)	9,900	411
ScanSource (1)	8,500	298
SYNNEX	4,300	492
Velodyne Lidar (1)(2)	88,000	408
Vishay Intertechnology	2,878	63
Vishay Precision Group (1)	11,183	415
Vontier	26,100	802
		22,289
IT Services 5.2%		
Affirm Holdings (1)	25,193	2,533
Alliance Data Systems	8,000	533
BigCommerce Holdings, Series 1 (1)	6,000	212
Block, Class A (1)	64,567	10,428
Cloudflare, Class A (1)	41,600	5,470
Concentrix	7,100	1,268
Conduent (1)	58,000	310
CSG Systems International	7,000	403
Euronet Worldwide (1)	9,350	1,114
EVERTEC	12,500	625
Evo Payments, Class A (1)	6,700	172
ExlService Holdings (1)	5,900	854
Fastly, Class A (1)	16,100	571
Genpact	19,800	1,051
GoDaddy, Class A (1)	29,400	2,495
Grid Dynamics Holdings (1)	4,500	171
Hackett Group	15,300	314
Innodata (1)	21,800	129
Kratos Defense & Security Solutions (1)	28,200	547

LiveRamp Holdings (1)	12,400	595
Marqeta, Class A (1)	8,000	137
Maximus	9,200	733
MoneyGram International (1)	15,300	121
MongoDB (1)	10,661	5,643
Okta (1)	23,274	5,217
Payoneer Global (1)(2)	40,600	298
Paysign (1)	5,900	9
Perficient (1)	4,800	621
Rackspace Technology (1)	17,800	240
Sabre (1)	26,700	229
Shift4 Payments, Class A (1)	6,200	359
Snowflake, Class A (1)	36,400	12,331
SolarWinds	12,950	184
TaskUS, Class A (1)	6,300	340
Toast, Class A (1)	11,230	390
TTEC Holdings	2,590	235
Twilio, Class A (1)	27,900	7,347
Unisys (1)	16,100	331
Verra Mobility (1)	23,900	369
Western Union	48,961	874
WEX (1)	7,600	1,067
WidePoint (1)	20,700	81
		66,951
Semiconductors & Semiconductor Equipment 3.6%		
ACM Research, Class A (1)	2,800	239
Alpha & Omega Semiconductor (1)	9,000	545
Ambarella (1)	6,100	1,238
Amkor Technology	12,120	301
Atomera (1)(2)	10,200	205
Azenta	13,900	1,433
Cirrus Logic (1)	8,740	804
CMC Materials	3,642	698
Cohu (1)	10,300	392
CyberOptics (1)	8,800	409
Diodes (1)	5,950	653
Entegris	24,377	3,378
First Solar (1)	15,500	1,351
FormFactor (1)	3,700	169
Impinj (1)	5,300	470
Kopin (1)(2)	21,000	86
Kulicke & Soffa Industries	10,700	648
Lattice Semiconductor (1)	22,700	1,749
MACOM Technology Solutions Holdings (1)	8,100	634
Marvell Technology	129,626	11,341

MaxLinear (1)	11,870	895
Meta Materials (1)(2)	48,500	119
MKS Instruments	7,600	1,324
NVE	5,600	383
ON Semiconductor (1)	67,560	4,589
Onto Innovation (1)	8,800	891
Photronics (1)	20,860	393
Pixelworks (1)	45,600	201
Power Integrations	9,700	901
Rambus (1)	19,200	564
Semtech (1)	11,000	978
Silicon Laboratories (1)	6,800	1,404
SiTime (1)	3,100	907
SunPower (1)(2)	15,300	319
Synaptics (1)	5,575	1,614
Universal Display	7,800	1,287
Wolfspeed (1)	19,700	2,202
		45,714
Software 11.7%		
8x8 (1)	18,700	313
ACI Worldwide (1)	19,100	663
Agilysys (1)	5,152	229
Alarm.com Holdings (1)	7,650	649
Altair Engineering, Class A (1)	7,000	541
Alteryx, Class A (1)	2,291	139
Anaplan (1)	27,600	1,265
Appfolio, Class A (1)	1,394	169
Appian (1)	8,000	522
AppLovin, Class A (1)	6,100	575
Asana, Class A (1)	15,998	1,193
Aspen Technology (1)	11,600	1,766
Asure Software (1)	27,700	217
Avalara (1)	14,923	1,927
Avaya Holdings (1)	6,500	129
Benefitfocus (1)	24,200	258
Bentley Systems, Class B	19,700	952
Bill.com Holdings (1)	14,700	3,663
Black Knight (1)	28,052	2,325
Blackbaud (1)	8,200	648
Blackline (1)	5,104	528
Bottomline Technologies (1)	7,800	440
Box, Class A (1)	26,500	694
BTRS Holdings, Class A (1)	42,600	333
C3.ai, Class A (1)	3,700	116
CDK Global	18,600	776

Cerence (1)(2)	7,988	612
Cleanspark (1)(2)	13,700	130
CommVault Systems (1)	5,300	365
Confluent, Class A (1)	3,000	229
Consensus Cloud Solutions (1)	4,466	258
Coupa Software (1)	13,400	2,118
Crowdstrike Holdings, Class A (1)	32,260	6,605
Datadog, Class A (1)	38,700	6,893
Datto Holding (1)(2)	8,700	229
Digimarc (1)(2)	7,000	276
Digital Turbine (1)	15,800	964
DocuSign (1)	30,800	4,691
Dolby Laboratories, Class A	9,140	870
Domo, Class B (1)	6,100	303
Dropbox, Class A (1)	47,060	1,155
Duck Creek Technologies (1)	4,428	133
Dynatrace (1)	30,773	1,857
E2open Parent Holdings (1)(2)	33,500	377
Elastic (1)	11,000	1,354
Envestnet (1)	8,800	698
Everbridge (1)	6,587	444
Fair Isaac (1)	3,985	1,728
Five9 (1)	12,200	1,675
Guidewire Software (1)	12,400	1,408
HubSpot (1)	7,350	4,845
InterDigital	5,460	391
Jamf Holding (1)(2)	7,900	300
KnowBe4, Class A (1)	9,100	209
LivePerson (1)	11,600	414
Mandiant (1)	13,300	233
Manhattan Associates (1)	12,440	1,934
Marathon Digital Holdings (1)(2)	12,400	407
Matterport (1)(2)	34,700	716
McAfee, Class A	8,800	227
MicroStrategy, Class A (1)(2)	1,456	793
Mimecast (1)	8,500	676
Mitek Systems (1)	11,300	201
Momentive Global (1)	21,900	463
N-Able (1)	14,150	157
nCino (1)	7,731	424
NCR (1)	22,300	896
New Relic (1)	9,600	1,056
Nuance Communications (1)	38,111	2,108
Nutanix, Class A (1)	36,100	1,150
Olo, Class A (1)	9,500	198
ON24 (1)	12,800	222

PagerDuty (1)	16,800	584
Palantir Technologies, Class A (1)	240,400	4,378
Palo Alto Networks (1)	15,450	8,602
Paylocity Holding (1)	7,000	1,653
Pegasystems	5,800	649
Progress Software	6,200	299
PROS Holdings (1)	9,200	317
Q2 Holdings (1)	10,900	866
Qualtrics International, Class A (1)	12,700	450
Qualys (1)	5,600	768
Qumu (1)(2)	40,350	86
Rapid7 (1)	9,900	1,165
RingCentral, Class A (1)	11,479	2,151
Riot Blockchain (1)	15,400	344
Sailpoint Technologies Holdings (1)	16,700	807
SentinelOne, Class A (1)	13,700	692
Smartsheet, Class A (1)	20,150	1,561
Splunk (1)	26,800	3,101
Sprout Social, Class A (1)	6,900	626
SPS Commerce (1)	5,300	754
SS&C Technologies Holdings	30,100	2,468
Sumo Logic (1)	34,600	469
Telos (1)	20,900	322
Tenable Holdings (1)	12,900	710
Teradata (1)	19,251	818
Trade Desk, Class A (1)	72,900	6,681
UiPath, Class A (1)	46,139	1,990
Unity Software (1)	22,200	3,174
Varonis Systems (1)	17,700	863
Verint Systems (1)	9,600	504
Veritone (1)(2)	7,600	171
Vertex, Class A (1)	13,200	210
VirnetX Holding (1)(2)	48,700	127
VMware, Class A	30,699	3,557
Vonage Holdings (1)	44,200	919
Workday, Class A (1)	31,102	8,496
Workiva (1)	8,400	1,096
Xperi Holding	18,700	354
Zendesk (1)	20,400	2,128
Zoom Video Communications, Class A (1)	36,300	6,676
Zscaler (1)	12,357	3,971
Zuora, Class A (1)	17,400	325
		150,304
Technology Hardware, Storage & Peripherals 0.5%		
3D Systems (1)	24,250	522

Dell Technologies, Class C (1)	41,197	2,314
Diebold Nixdorf (1)	16,300	148
Eastman Kodak (1)(2)	41,100	192
Immersion (1)	63,800	364
Intevac (1)	22,200	105
Pure Storage, Class A (1)	48,700	1,585
Quantum (1)	50,800	280
Turtle Beach (1)	10,900	243
Xerox Holdings	7,600	172
		5,925
Total Information Technology		299,075
MATERIALS 3.7%		
Chemicals 1.6%		
American Vanguard	12,766	209
Amyris (1)(2)	37,900	205
Ashland Global Holdings	6,900	743
Avient	15,030	841
Axalta Coating Systems (1)	34,200	1,133
Balchem	7,500	1,264
Cabot	11,050	621
Chase	2,950	294
Chemours	29,100	977
Ecovyst	12,600	129
Element Solutions	35,500	862
Ferro (1)	18,460	403
GCP Applied Technologies (1)	13,565	429
HB Fuller	7,540	611
Huntsman	35,900	1,252
Ingevity (1)	7,700	552
Innospec	4,700	425
Koppers Holdings (1)	9,800	307
Kraton (1)	4,700	218
Livent (1)	29,200	712
Minerals Technologies	2,410	176
NewMarket	700	240
Olin	19,130	1,100
PureCycle Technologies (1)(2)	16,400	157
Quaker Chemical	2,500	577
RPM International	20,900	2,111
Scotts Miracle-Gro	6,100	982
Sensient Technologies	5,380	538
Stepan	3,100	385
Trinseo	6,900	362
Tronox Holdings, Class A	17,600	423

Valvoline	30,487	1,137
Westlake Chemical	5,942	577
		20,952
Construction Materials 0.1%		
Eagle Materials	6,670	1,110
Summit Materials, Class A (1)	16,392	658
		1,768
Containers & Packaging 0.7%		
AptarGroup	11,260	1,379
Berry Global Group (1)	18,500	1,365
Crown Holdings	20,350	2,251
Graphic Packaging Holding	35,613	695
Greif, Class A	5,200	314
Myers Industries	13,315	266
O-I Glass (1)	29,500	355
Silgan Holdings	12,840	550
Sonoco Products	15,187	879
TriMas	7,800	289
		8,343
Metals & Mining 1.1%		
Alcoa	22,500	1,341
Allegheny Technologies (1)	4,700	75
Alpha Metallurgical Resources (1)	4,600	281
Ampco-Pittsburgh (1)	21,600	108
Arconic (1)	15,300	505
Carpenter Technology	8,700	254
Century Aluminum (1)	20,300	336
Cleveland-Cliffs (1)	73,680	1,604
Coeur Mining (1)	30,100	152
Commercial Metals	14,100	512
Compass Minerals International	4,600	235
Gold Resource	111,400	174
Haynes International	11,800	476
Hecla Mining	96,900	506
Kaiser Aluminum	2,136	201
Materion	4,900	451
McEwen Mining (1)(2)	230,200	204
MP Materials (1)	13,000	590
Olympic Steel	9,400	221
Reliance Steel & Aluminum	10,300	1,671
Royal Gold	8,350	878
Ryerson Holding	3,000	78
Schnitzer Steel Industries, Class A	7,200	374
Steel Dynamics	25,028	1,553

TimkenSteel (1)	13,700	226
United States Steel	39,700	945
Warrior Met Coal	15,600	401
Worthington Industries	5,863	320
		14,672
Paper & Forest Products 0.2%		
Clearwater Paper (1)	9,388	344
Glatfelter	17,400	300
Louisiana-Pacific	13,800	1,081
Verso, Class A	21,100	570
		2,295
Total Materials		48,030
REAL ESTATE 7.4%		
Equity Real Estate Investment Trusts 6.7%		
Acadia Realty Trust, REIT	28,150	615
Agree Realty, REIT	8,300	592
Alexander's, REIT	900	234
American Campus Communities, REIT	25,826	1,480
American Finance Trust, REIT	45,100	412
American Homes 4 Rent, Class A, REIT	37,700	1,644
Americold Realty Trust, REIT	23,831	781
Apartment Income REIT, REIT	28,900	1,580
Apartment Investment & Management, Class A, REIT (1)	18,600	144
Apple Hospitality REIT, REIT	40,000	646
Bluerock Residential Growth REIT, REIT	22,600	596
Brandywine Realty Trust, REIT	25,043	336
Brixmor Property Group, REIT	51,300	1,304
Broadstone Net Lease, REIT	15,200	377
Camden Property Trust, REIT	17,900	3,198
CareTrust REIT, REIT	19,500	445
Cedar Realty Trust, REIT	7,994	201
Centerspace, REIT	3,200	355
Community Healthcare Trust, REIT	6,500	307
Corporate Office Properties Trust, REIT	22,100	618
Cousins Properties, REIT	26,331	1,061
CubeSmart, REIT	37,281	2,122
CyrusOne, REIT	21,700	1,947
DiamondRock Hospitality, REIT (1)	30,600	294
DigitalBridge Group, REIT (1)	104,100	867
Diversified Healthcare Trust, REIT	39,600	122
Douglas Emmett, REIT	28,400	951
Easterly Government Properties, REIT	14,986	344
EastGroup Properties, REIT	4,550	1,037
Empire State Realty Trust, Class A, REIT	39,700	353

EPR Properties, REIT	15,400	731
Equity Commonwealth, REIT (1)	17,676	458
Equity LifeStyle Properties, REIT	28,780	2,523
Essential Properties Realty Trust, REIT	19,300	556
First Industrial Realty Trust, REIT	15,065	997
Franklin Street Properties, REIT	47,700	284
Gaming & Leisure Properties, REIT	31,098	1,513
GEO Group, REIT (2)	43,395	336
Getty Realty, REIT	11,643	374
Gladstone Commercial, REIT	10,400	268
Gladstone Land, REIT	19,700	665
Global Self Storage, REIT	33,399	190
Healthcare Realty Trust, REIT	25,180	797
Healthcare Trust of America, Class A, REIT	38,873	1,298
Hersha Hospitality Trust, REIT (1)	32,000	293
Highwoods Properties, REIT	17,513	781
Hudson Pacific Properties, REIT	23,200	573
Independence Realty Trust, REIT	12,100	313
Innovative Industrial Properties, REIT	3,400	894
Invitation Homes, REIT	83,168	3,771
JBG SMITH Properties, REIT	24,800	712
Kilroy Realty, REIT	19,820	1,317
Kite Realty Group Trust, REIT	26,421	576
Lamar Advertising, Class A, REIT	12,292	1,491
Life Storage, REIT	10,300	1,578
LTC Properties, REIT	18,450	630
LXP Industrial Trust, REIT	41,429	647
Macerich, REIT	37,057	640
Medical Properties Trust, REIT	81,400	1,924
Monmouth Real Estate Investment, REIT	18,200	382
National Health Investors, REIT	3,220	185
National Retail Properties, REIT	30,730	1,477
National Storage Affiliates Trust, REIT	10,200	706
Office Properties Income Trust, REIT	15,700	390
Omega Healthcare Investors, REIT	36,150	1,070
Outfront Media, REIT	22,300	598
Paramount Group, REIT	28,200	235
Park Hotels & Resorts, REIT (1)	49,700	938
Pebblebrook Hotel Trust, REIT	21,801	488
Physicians Realty Trust, REIT	35,000	659
Piedmont Office Realty Trust, Class A, REIT	23,400	430
Postal Realty Trust, Class A, REIT	9,400	186
PotlatchDeltic, REIT	10,059	606
Power REIT, REIT (1)	3,576	246
PS Business Parks, REIT	3,300	608
Rayonier, REIT	21,151	854

Retail Value, REIT	29,273	188
Rexford Industrial Realty, REIT	16,100	1,306
RLJ Lodging Trust, REIT	32,700	456
RPT Realty, REIT	34,100	456
Ryman Hospitality Properties, REIT (1)	10,026	922
Sabra Health Care REIT, REIT	35,700	483
Safehold, REIT	2,400	192
Saul Centers, REIT	5,850	310
Seritage Growth Properties, Class A, REIT (1)(2)	14,900	198
Service Properties Trust, REIT	7,900	69
SITE Centers, REIT	40,400	640
SL Green Realty, REIT	10,400	746
Spirit Realty Capital, REIT	15,360	740
STAG Industrial, REIT	22,900	1,098
STORE Capital, REIT	35,900	1,235
Summit Hotel Properties, REIT (1)	26,600	260
Sun Communities, REIT	18,650	3,916
Sunstone Hotel Investors, REIT (1)	42,994	504
Tanger Factory Outlet Centers, REIT	30,500	588
Terreno Realty, REIT	12,100	1,032
UMH Properties, REIT	23,800	651
Uniti Group, REIT	37,900	531
Universal Health Realty Income Trust, REIT	5,150	306
Urban Edge Properties, REIT	24,800	471
Urstadt Biddle Properties, Class A, REIT	28,500	607
Veris Residential, REIT (1)	27,000	496
VICI Properties, REIT (2)	80,300	2,418
Washington Real Estate Investment Trust, REIT	14,200	367
WP Carey, REIT	24,670	2,024
Xenia Hotels & Resorts, REIT (1)	26,400	478
		85,839

Real Estate Management & Development 0.7%

Altisource Portfolio Solutions (1)(2)	3,700	41
Cushman & Wakefield (1)	18,600	414
Douglas Elliman (1)	11,241	129
eXp World Holdings	12,100	408
FRP Holdings (1)	3,700	214
Howard Hughes (1)	5,800	590
Jones Lang LaSalle (1)	7,910	2,130
Kennedy-Wilson Holdings	26,600	635
Newmark Group, Class A	25,804	482
Opendoor Technologies, Class A (1)	68,300	998
Rafael Holdings, Class B (1)	29,321	150
Realogy Holdings (1)	18,000	303
Redfin (1)(2)	14,900	572

Tejon Ranch (1)	17,200	328
Zillow Group, Class A (1)	6,441	401
Zillow Group, Class C (1)	28,482	1,819
		9,614
Total Real Estate		95,453
UTILITIES 2.0%		
Electric Utilities 0.7%		
ALLETE	7,182	477
Avangrid	5,900	294
Genie Energy, Class B	23,842	133
Hawaiian Electric Industries	18,000	747
IDACORP	9,710	1,100
MGE Energy	7,994	657
OGE Energy	27,300	1,048
Otter Tail	6,850	489
PG&E (1)	245,600	2,982
PNM Resources	7,219	329
Portland General Electric	10,300	545
Via Renewables	23,800	272
		9,073
Gas Utilities 0.5%		
Chesapeake Utilities	4,700	685
National Fuel Gas	16,230	1,038
New Jersey Resources	16,150	663
Northwest Natural Holding	9,490	463
ONE Gas	9,400	729
RGC Resources	11,879	273
South Jersey Industries	10,640	278
Southwest Gas Holdings	9,200	645
Spire	6,810	444
UGI	24,390	1,120
		6,338
Independent Power & Renewable Electricity Producers 0.2%		
Clearway Energy, Class C	7,693	277
Ormat Technologies (2)	6,200	492
Sunnova Energy International (1)	11,400	318
Vistra	71,930	1,638
		2,725
Multi-Utilities 0.2%		
Avista	10,890	463
Black Hills	8,140	575
MDU Resources Group	28,091	866
NorthWestern	8,500	486

Unitil	8,704	400
		2,790
Water Utilities 0.4%		
American States Water	7,300	755
California Water Service Group	9,650	694
Essential Utilities	37,832	2,031
Middlesex Water	4,600	553
SJW Group	7,722	565
		4,598
Total Utilities		25,524
Total Common Stocks (Cost $708,604)		**1,275,564**
SHORT-TERM INVESTMENTS 0.3%		
Money Market Funds 0.3%		
T. Rowe Price Government Reserve Fund, 0.06% (4)(5)	3,687,755	3,688
		3,688
U.S. Treasury Obligations 0.0%		
U.S. Treasury Bills, 0.17%, 6/23/22 (6)	370,000	369
		369
Total Short-Term Investments (Cost $4,057)		**4,057**
SECURITIES LENDING COLLATERAL 3.0%		
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.0%		
Money Market Funds 3.0%		
T. Rowe Price Government Reserve Fund, 0.06% (4)(5)	38,956,792	38,957
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		**38,957**
Total Securities Lending Collateral (Cost $38,957)		**38,957**
Total Investments in Securities 102.9% of Net Assets (Cost $751,618)		**$ 1,318,578**

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

The accompanying notes are an integral part of these financial statements.

December 31, 2021

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) . The Extended Equity Market Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become non diversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution may also be declared and paid by the fund annually.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended December 31, 2021, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2021, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2021, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2021, securities valued at $336,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2021, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2021, the value of loaned securities was $36,542,000; the value of cash collateral and related investments was $38,957,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $492,313,000 and $507,721,000, respectively, for the year ended December 31, 2021.

NOTE 5 - FEDERAL INCOME TAXES

Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets and relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended December 31, 2021, the following reclassification was recorded:

Distributions during the years ended December 31, 2021 and December 31, 2020, were characterized for tax purposes as follows:

At December 31, 2021, the tax-basis cost of investments, including derivatives, and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly. Prior to August 1, 2021, the fund paid an all inclusive annual fee equal to 0.35% of the fund’s average daily net assets, which was computed daily and paid monthly. The all-inclusive fee covered investment management services and ordinary, recurring operating expenses, but did not cover interest expense; expenses related to borrowing, taxes, and brokerage; and nonrecurring expenses.

Effective August 1, 2021, the fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

In addition, effective August 1, 2021, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2021.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides sub accounting and recordkeeping services for certain retirement accounts invested in the fund. Prior to August 1, 2021, expenses incurred pursuant to these service agreements were borne by Price Associates pursuant to the fund’s all-inclusive fee arrangement. For the period August 1, 2021 through December 31, 2021, expenses incurred pursuant to these service agreements were $41,000 for Price Associates; $254,000 for T. Rowe Price Services, Inc.; and $58 ,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

Additionally, prior to February 5, 2021, the fund was one of several mutual funds in which certain college savings plans managed by Price Associates had invested. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan were allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund were borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At December 31, 2021, no shares of the fund were held by college savings plans.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2021, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2021, this reimbursement amounted to $38,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

NOTE 8 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. The duration of this outbreak or others and their effects cannot be determined with certainty.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Index Trust, Inc.
and Shareholders of T. Rowe Price Extended Equity Market Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Extended Equity Market Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 15, 2022

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/21

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

■ $822,000 from short-term capital gains

■ $173,812,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%

For taxable non-corporate shareholders, $9,653,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $9,286,000 of the fund's income qualifies for the dividends received deduction.

For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $1,388,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on July 27, 2021, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2020, through March 31, 2021. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are considered to be independent, i.e., not ”interested persons“ as defined in Section 2(a)(19) of the 1940 Act, of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; ”interested“ directors and officers are employees of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [204]	President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)

Ronald J. Daniels (1959) 2018 [204]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)

Bruce W. Duncan (1951) 2013 [204]	President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)

Robert J. Gerrard, Jr. (1952) 2012 [204]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

Paul F. McBride (1956) 2013 [204]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D.(c) (1963) 2012 [0]	Dean, Princeton School of Public and International Affairs (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director of Education Studies Committee, MDRC, a nonprofit education and social policy research organization (2011 to 2020); Member, National Academy of Education (2010 to present); Board Member, National Bureau of Economic Research (2011 to present); Board Member of the Council on Foreign Relations (2018 to present); Board Member, The Pennington School (2017 to present); Board Member, the University of Rhode Island (2020 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016) and Board Member (2018 to present), American Economic Association

John G. Schreiber(d) (1946) 2001 [0]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochair of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chair of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

Kellye Walker(e) (1966) 2021 [204]	Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (NYSE: HIl) (January 2015 to March 2020); Director, Lincoln Electric Company (October 2020 to present)

(a) All information about the independent directors was current as of December 31, 2020, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

(b) William J. Stromberg, chair of the Board, director, and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014.

(c) Effective March 4, 2021, Dr. Rouse resigned from her role as independent director of the Price Funds.

(d) Effective December 31, 2021, Mr. Schreiber resigned from his role as independent director of the Price Funds.

(e) Effective November 8, 2021, Ms. Walker was elected as independent director of the Price Funds.

INTERESTED DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [204]	General Counsel, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA (1971) 2017 [204]	Director and Vice President, T. Rowe Price; President, T. Rowe Price Group, Inc.; Director, Price Investment Management; Vice President, T. Rowe Price Trust Company

(a) All information about the interested directors was current as of December 31, 2020, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

OFFICERS

Name (Year of Birth) Position Held With Index Trust	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Alan S. Dupski, CPA (1982) Principal Financial Officer, Vice President, and Treasurer	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, Price International, and T. Rowe Price Trust Company

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Fran M. Pollack-Matz (1961) Vice President and Secretary	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Michael K. Sewell (1982) Executive Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Neil Smith (1972) President	Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe Price Group, Inc., and Price International

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Michael T. Wehn (1984) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $3,732,000 and $3,781,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 15, 2022

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 15, 2022